COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of commitments for future minimum payments

2025
Within 1 year	11,144
2 years	4,643
3 years	52
4 years	50
Over 5 years	63
Total	15,952